Financial information by segment (Tables)	12 Months Ended
Dec. 31, 2019
Financial information by segment [Abstract]
Revenues and Further Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the years 2019, 2018 and 2017:

	Revenue			Further Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Geography	2019	2018	2017	2019	2018	2017
North America	$332,965	$357,177	$332,705	$305,085	$308,748	$282,328
South America	142,207	123,214	120,797	115,346	100,234	108,766
EMEA	536,280	563,431	554,879	390,774	441,625	388,216
Total	$1,011,452	$1,043,822	$1,008,381	$811,204	$850,607	$779,310

	Revenue			Further Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Business sectors	2019	2018	2017	2019	2018	2017
Renewable energy	$761,090	$793,557	$767,226	$603,666	$664,428	$569,193
Efficient natural gas	122,281	130,799	119,784	107,457	93,858	106,140
Electric transmission lines	103,453	95,998	95,096	85,657	78,461	87,695
Water	24,629	23,468	26,275	14,424	13,860	16,282
Total	$1,011,452	$1,043,822	$1,008,381	$811,204	$850,607	$779,310

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the parent company is as follows:

	For the year ended December 31,
	2019	2018	2017
Profit/(Loss) attributable to the Company	$62,135	$41,596	$(111,804)
Profit attributable to non-controlling interests	12,473	13,673	6,917
Income tax	30,950	42,659	119,837
Share of profits/(losses) of associates	(7,457)	(5,231)	(5,351)
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	-	-	10,383
Financial expense, net	402,348	395,213	448,368
Depreciation, amortization, and impairment charges	310,755	362,697	310,960
Total segment Further Adjusted EBITDA	$811,204	$850,607	$779,310

Assets and liabilities by geography
b)	The assets and liabilities by operating segments (and business sector) at the end of 2019 and 2018 are as follows:

Assets and liabilities by geography as of December 31, 2019:

	North America	South America	EMEA	Balance as of December 31, 2019
Assets allocated
Contracted concessional assets	3,299,198	1,186,552	3,675,379	8,161,129
Investments carried under the equity method	90,847	-	49,078	139,925
Current financial investments	159,267	29,190	20,673	209,131
Cash and cash equivalents (project companies)	181,458	80,909	234,097	496,464
Subtotal allocated	3,730,771	1,296,652	3,979,227	9,006,649
Unallocated assets
Other non-current assets				239,553
Other current assets (including cash and cash equivalents at holding company level)				413,613
Subtotal unallocated				653,166
Total assets				9,659,815

	North America	South America	EMEA	Balance as of December 31, 2019
Liabilities allocated
Long-term and short-term project debt	1,676,251	884,835	2,291,262	4,852,348
Grants and other liabilities	1,490,679	12,864	138,209	1,641,752
Subtotal allocated	3,166,930	897,699	2,429,471	6,494,100
Unallocated liabilities
Long-term and short-term corporate debt				723,791
Other non-current liabilities				564,855
Other current liabilities				162,213
Subtotal unallocated				1,450,859
Total liabilities				7,944,959
Equity unallocated				1,714,856
Total liabilities and equity unallocated				3,165,715
Total liabilities and equity				9,659,815

Assets and liabilities by geography as of December 31, 2018:

	North America	South America	EMEA	Balance as of December 31, 2018
Assets allocated
Contracted concessional assets	3,453,652	1,210,624	3,884,905	8,549,181
Investments carried under the equity method	-	-	53,419	53,419
Current financial investments	147,213	61,959	30,080	239,252
Cash and cash equivalents (project companies)	195,678	41,316	287,456	524,450
Subtotal allocated	3,796,543	1,313,899	4,255,860	9,366,302
Unallocated assets
Other non-current assets				188,736
Other current assets (including cash and cash equivalents at holding company level)				363,993
Subtotal unallocated				552,729
Total assets				9,919,031

	North America	South America	EMEA	Balance as of December 31, 2018
Liabilities allocated
Long-term and short-term project debt	1,725,961	900,801	2,464,352	5,091,114
Grants and other liabilities	1,527,724	7,550	122,852	1,658,126
Subtotal allocated	3,253,685	908,351	2,587,204	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt				684,073
Other non-current liabilities				523,827
Other current liabilities				205,779
Subtotal unallocated				1,413,679
Total liabilities				8,162,919
Equity unallocated				1,756,112
Total liabilities and equity unallocated				3,169,791
Total liabilities and equity				9,919,031

Assets and liabilities by business sectors
Assets and liabilities by business sectors as of December 31, 2019:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
Assets allocated
Contracted concessional assets	6,644,024	559,069	872,757	85,280	8,161,129
Investments carried under the equity method	77,549	17,154	-	45,222	139,925
Current financial investments	13,798	148,723	28,237	18,373	209,131
Cash and cash equivalents (project companies)	421,198	11,850	53,868	9,548	496,464
Subtotal allocated	7,156,568	736,796	954,862	158,423	9,006,649
Unallocated assets
Other non-current assets					239,553
Other current assets (including cash and cash equivalents at holding company level)					413,613
Subtotal unallocated					653,166
Total assets					9,659,815

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
Liabilities allocated
Long-term and short-term project debt	3,658,507	529,350	640,160	24,331	4,852,348
Grants and other liabilities	1,634,361	146	6,517	728	1,641,752
Subtotal allocated	5,292,868	529,495	646,677	25,059	6,494,100
Unallocated liabilities
Long-term and short-term corporate debt					723,791
Other non-current liabilities					564,855
Other current liabilities					162,213
Subtotal unallocated					1,450,859
Total liabilities					7,944,959
Equity unallocated					1,714,856
Total liabilities and equity unallocated					3,165,715
Total liabilities and equity					9,659,815

Assets and liabilities by business sectors as of December 31, 2018:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
Assets allocated
Contracted concessional assets	6,998,020	580,997	882,980	87,184	8,549,181
Investments carried under the equity method	10,257	-	-	43,162	53,419
Current financial investments	15,396	147,192	61,102	15,562	239,252
Cash and cash equivalents (project companies)	453,096	45,625	14,043	11,686	524,450
Subtotal allocated	7,476,769	773,814	958,125	157,594	9,366,302
Unallocated assets
Other non-current assets					188,736
Other current assets (including cash and cash equivalents at holding company level)					363,993
Subtotal unallocated					552,729
Total assets					9,919,031

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
Liabilities allocated
Long-term and short-term project debt	3,868,626	545,123	647,820	29,545	5,091,114
Grants and other liabilities	1,656,146	161	1,025	794	1,658,126
Subtotal allocated	5,524,772	545,284	648,845	30,339	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt					684,073
Other non-current liabilities					523,827
Other current liabilities					205,779
Subtotal unallocated					1,413,679
Total liabilities					8,162,919
Equity unallocated					1,756,112
Total liabilities and equity unallocated					3,169,791
Total liabilities and equity					9,919,031

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the year ended December 31,
Depreciation, amortization and impairment by geography	2019	2018	2017
North America	(116,232)	(166,046)	(123,726)
South America	(47,844)	(42,368)	(40,880)
EMEA	(146,679)	(154,283)	(146,354)
Total	(310,755)	(362,697)	(310,960)

	For the year ended December 31,
Depreciation, amortization and impairment by business sectors	2019	2018	2017
Renewable energy	(286,907)	(323,538)	(282,376)
Electric transmission lines	(27,490)	(28,925)	(28,584)
Efficient natural gas	3,102	(10,334)	-
Water	541	100	-
Total	(310,755)	(362,697)	(310,960)